SCOPE OF CONSOLIDATION - Other Associates and Joint Ventures that are not Individually Material (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Associates	$ 2,859,000,000	$ 2,871,000,000
Joint ventures	2,586,000,000	1,011,000,000
Investments in associates and joint ventures	6,529,000,000	4,906,000,000
Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Joint ventures	780,000,000	714,000,000
Income from continuing operations	87,000,000	80,000,000
Other comprehensive income (loss)	2,000,000	2,000,000
Total comprehensive income	89,000,000	82,000,000
Al Jubail
Disclosure of transactions between related parties [line items]
Joint ventures	$ 26,000,000	0
Proportion of ownership interest in joint venture	40.80%
Aggregated individually immaterial associates
Disclosure of transactions between related parties [line items]
Associates	$ 304,000,000	310,000,000
Income from continuing operations	26,000,000	8,000,000
Other comprehensive income (loss)	1,000,000	(5,000,000)
Total comprehensive income	27,000,000	3,000,000
Aggregated individually immaterial associates | Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Investments in associates and joint ventures	1,084,000,000	1,024,000,000
Income from continuing operations	113,000,000	88,000,000
Other comprehensive income (loss)	3,000,000	(3,000,000)
Total comprehensive income	116,000,000	85,000,000
Al Jubail | Joint Venture
Disclosure of transactions between related parties [line items]
Loans receivable converted to equity, related party	31,000,000
Cash injection made to related parties	30,000,000
Loan receivable	$ 109,000,000	$ 131,000,000